Financial Instruments carried at Fair Value (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments carried at Fair Value [Abstract]
Carrying Value of The Financial Instruments held at Fair Value [text block table]

Carrying value of the financial instruments held at fair value[1]

	Dec 31, 2017			Dec 31, 2016
in € m.	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets held at fair value:
Trading assets	106,075	69,543	9,043	89,943	70,415	10,686
Trading securities	105,792	62,770	4,634	89,694	62,220	5,012
Other trading assets	283	6,773	4,409	248	8,195	5,674
Positive market values from derivative financial instruments	12,280	341,413	7,340	8,802 [5]	466,551 [5]	9,798
Financial assets designated at fair value through profit or loss	6,547	83,242	1,488	10,118	75,867	1,601
Financial assets available for sale	29,579	15,713	4,104	35,626 [4]	16,449 [4]	4,153
Other financial assets at fair value	0	3,258 [2]	47	28	3,618 [2]	33
Total financial assets held at fair value	154,480	513,169	22,022	144,517	632,900	26,271

Financial liabilities held at fair value:
Trading liabilities	53,644	17,817	2	41,664	15,311	52
Trading securities	53,644	17,503	2	41,664	14,874	52
Other trading liabilities	0	314	0	0	437	0
Negative market values from derivative financial instruments	9,163	327,572	5,992	9,913 [6]	445,089 [6]	8,857
Financial liabilities designated at fair value through profit or loss	4	62,426	1,444	4	58,259	2,229
Investment contract liabilities	0	574	0	0	592	0
Other financial liabilities at fair value	0	1,294 [2]	(298) [3]	0	4,647 [2]	(848) [3]
Total financial liabilities held at fair value	62,810	409,683	7,139	51,581	523,898	10,290

[1]Amounts in this table are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments, as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”.

[2]Predominantly relates to derivatives qualifying for hedge accounting.

[3]Relates to derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. The separated embedded derivatives may have a positive or a negative fair value but have been presented in this table to be consistent with the classification of the host contract. The separated embedded derivatives are held at fair value on a recurring basis and have been split between the fair value hierarchy classifications.

[4] Financial assets available for sale have been restated by € 6.9 billion in ‘Quoted prices in active market (Level 1)’ and negative € 6.9 billion in ‘Valuation technique observable parameters (Level 2)’.

[5] Reassessment of trades have resulted a restatement in positive market values for derivatives financial instrument by € 5.0 billion in ‘Valuation technique observable parameters (Level 2)’ and negative € 5.0 billion in ‘Quoted prices in active market (Level 1)’.

[6] Reassessment of trades have resulted a restatement in negative market values for derivatives financial instrument by € 3.7 billion in ‘Valuation technique observable parameters (Level 2)’ and negative € 3.7 billion in ‘Quoted prices in active market (Level 1)’

Reconciliation of Financial Instruments Categorized in Level 3 [text block table]

Reconciliation of financial instruments classified in Level 3

	Dec 31, 2017
in € m.	Balance, beginning of year	Changes in the group of consoli- dated com- panies	Total gains/ losses [1]	Purchases	Sales	Issu- ances [2]	Settle- ments [3]	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Balance, end of year
Financial assets held at fair value:
Trading securities	5,012	(1)	(153)	2,144	(1,660)	0	(818)	772	(662)	4,634
Positive market values from derivative financial instruments	9,798	(0)	(610)	0	0	0	(1,889)	2,298	(2,257)	7,340
Other trading assets	5,674	(7)	(283)	2,095	(2,328)	636	(1,803)	950	(524)	4,409
Financial assets designated at fair value through profit or loss	1,601	0	(78)	807	(118)	63	(710)	58	(134)	1,488
Financial assets available for sale	4,153	(40)	205 [5]	722	(249)	0	(1,206)	539	(21)	4,104
Other financial assets at fair value	33	0	33	0	0	0	(26)	7	0	47
Total financial assets held at fair value	26,271	(47)	(886) [6,7]	5,768	(4,356)	699	(6,453)	4,624	(3,598)	22,022
Financial liabilities held at fair value:
Trading securities	52	0	(6)	0	0	0	(46)	1	0	2
Negative market values from derivative financial instruments	8,857	(5)	(64)	0	0	0	(1,827)	924	(1,892)	5,992
Other trading liabilities	0	0	(0)	0	0	0	0	0	0	0
Financial liabilities designated at fair value through profit or loss	2,229	(7)	(128)	0	0	146	(564)	154	(387)	1,444
Other financial liabilities at fair value	(848)	0	268	0	0	0	286	(18)	15	(298)
Total financial liabilities held at fair value	10,290	(12)	69 [6,7]	0	0	146	(2,151)	1,061	(2,265)	7,139

[1]Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets available for sale reported in the consolidated statement of income and unrealized net gains (losses) on financial assets available for sale and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.

[2]Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.

[3]Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.

[4]Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the year they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the year since the table is presented as if they have been transferred out at the beginning of the year.

[5]Total gains and losses on available for sale include a gain of € 94 million recognized in other comprehensive income, net of tax, and a loss of € 8 million recognized in the income statement presented in net gains (losses) on financial assets available for sale.

[6]This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a loss of € 565 million and for total financial liabilities held at fair value this is a gain of € 123 million. The effect of exchange rate changes is reported in other comprehensive income, net of tax.

[7]For assets positive balances represent gains, negative balances represent losses. For liabilities positive balances represent losses, negative balances represent gains.

	Dec 31, 2016
in € m.	Balance, beginning of year	Changes in the group of consoli- dated com- panies	Total gains/ losses [1]	Purchases	Sales	Issu- ances [2]	Settle- ments [3]	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Balance, end of year
Financial assets held at fair value:
Trading securities	6,669	(0)	143	1,736	(3,605)	0	(990)	1,589	(528)	5,012
Positive market values from derivative financial instruments	9,445	(60)	(88)	0	0	0	(1,290)	4,158	(2,367)	9,798
Other trading assets	6,082	66	56	2,196	(3,606)	735	(1,527)	2,616	(944)	5,674
Financial assets designated at fair value through profit or loss	4,478	(509)	40	2	(273)	131	(1,073)	86	(1,282)	1,601
Financial assets available for sale	4,874	(1)	255 [5]	920	(630)	0	(1,377)	187	(74)	4,153
Other financial assets at fair value[6]	0	0	0	0	0	0	0	33	0	33
Total financial assets held at fair value	31,549	(504)	405 [6,7]	4,853	(8,114)	866	(6,257)	8,669	(5,195)	26,271
Financial liabilities held at fair value:
Trading securities	18	0	0	0	0	0	34	0	(0)	52
Negative market values from derivative financial instruments	7,879	(317)	620	0	0	0	(508)	3,316	(2,134)	8,857
Other trading liabilities	0	0	0	0	0	0	0	0	0	0
Financial liabilities designated at fair value through profit or loss	3,053	0	(75)	0	0	587	(729)	245	(851)	2,229
Other financial liabilities at fair value	(1,146)	0	135	0	0	0	3	(26)	187	(848)
Total financial liabilities held at fair value	9,805	(317)	680 [6,7]	0	0	587	(1,200)	3,534	(2,799)	10,290

[1]Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets available for sale reported in the consolidated statement of income and unrealized net gains (losses) on financial assets available for sale and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.

[2]Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.

[3]Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.

[4]Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the year they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the year since the table is presented as if they have been transferred out at the beginning of the year.

[5]Total gains and losses on available for sale include a loss of € 94 million recognized in other comprehensive income, net of tax, and a gain of € 187 million recognized in the income statement presented in net gains (losses) on financial assets available for sale.

[6]This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 4 million and for total financial liabilities held at fair value this is a gain of € 50 million. The effect of exchange rate changes is reported in other comprehensive income, net of tax.

[7]For assets positive balances represent gains, negative balances represent losses. For liabilities positive balances represent losses, negative balances represent gains.

Sensitivity Analysis by Type of Instrument [text block table]

Breakdown of the sensitivity analysis by type of instrument[1]

	Dec 31, 2017		Dec 31, 2016
in € m.	Positive fair value movement from using reasonable possible alternatives	Negative fair value movement from using reasonable possible alternatives	Positive fair value movement from using reasonable possible alternatives	Negative fair value movement from using reasonable possible alternatives
Securities:
Debt securities	126	90	213	137
Commercial mortgage-backed securities	6	6	13	12
Mortgage and other asset-backed securities	26	28	46	40
Corporate, sovereign and other debt securities	94	56	154	85
Equity securities	95	67	116	68
Derivatives:
Credit	155	125	238	158
Equity	164	138	209	150
Interest related	340	173	429	187
Foreign Exchange	65	12	32	21
Other	106	73	143	92
Loans:
Loans	504	320	377	227
Other	0	0	0	0
Total	1,556	999	1,758	1,040

[1]Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table.

Quantitative Information about Fair Value (Level 3) [text block table]

Financial instruments classified in Level 3 and quantitative information about unobservable inputs

	Dec 31, 2017
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)[1]	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value – held for trading, designated at fair value and available-for-sale:
Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities	79	0	Price based	Price	0%	102%
			Discounted cash flow	Credit spread (bps)	136	2,217
Mortgage- and other asset-backed securities	714	0	Price based	Price	0%	102%
			Discounted cash flow	Credit spread (bps)	12	2,000
				Recovery rate	0%	90%
				Constant default rate	0%	25%
				Constant prepayment rate	0%	29%
Total mortgage- and other asset-backed securities	793	0
Debt securities and other debt obligations	3,870	1,307	Price based	Price	0%	176%
Held for trading	3,559	2	Discounted cash flow	Credit spread (bps)	34	500
Corporate, sovereign and other debt securities	3,559
Available-for-sale	267
Designated at fair value	44	1,305
Equity securities	913	0	Market approach	Price per net asset value	60%	100%
Held for trading	282	0		Enterprise value/EBITDA (multiple)	1	14
Available-for-sale	480		Discounted cash flow	Weighted average cost capital	8%	20%
Designated at fair value	151
Loans	7,397	0	Price based	Price	0%	161%
Held for trading	4,376	0	Discounted cash flow	Credit spread (bps)	190	1,578
Designated at fair value	338			Constant default rate	–	–
Available-for-sale	2,684			Recovery rate	40%	40%
Loan commitments	0	8	Discounted cash flow	Credit spread (bps)	5	261
				Recovery rate	37%	75%
			Loan pricing model	Utilization	0%	100%
Other financial instruments	1,710 [2]	131 [3]	Discounted cash flow	IRR	1%	24%
				Repo rate (bps)	224	254
Total non-derivative financial instruments held at fair value	14,683	1,446

[1]Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.

[2]Other financial assets include € 34 million of other trading assets, € 956 million of other financial assets designated at fair value and € 674 million other financial assets available for sale.

[3] Other financial liabilities include € 131 million of securities sold under repurchase agreements designated at fair value.

Dec 31, 2017
Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value:
Market values from derivative financial instruments:
Interest rate derivatives	4,466	2,250	Discounted cash flow	Swap rate (bps)	(72)	1,036
				Inflation swap rate	(3) %	11%
				Constant default rate	0%	16%
				Constant prepayment rate	2%	38%
			Option pricing model	Inflation volatility	0%	5%
				Interest rate volatility	0%	103%
				IR - IR correlation	(25) %	100%
				Hybrid correlation	(85) %	90%
Credit derivatives	630	909	Discounted cash flow	Credit spread (bps)	0	17,957
				Recovery rate	0%	94%
			Correlation pricing model	Credit correlation	37%	90%
Equity derivatives	728	1,347	Option pricing model	Stock volatility	6%	90%
				Index volatility	7%	53%
				Index - index correlation	–	–
				Stock - stock correlation	2%	93%
				Stock Forwards	0%	7%
				Index Forwards	0%	95%
FX derivatives	1,113	1,058	Option pricing model	Volatility	(6) %	31%
Other derivatives	402	129 [1]	Discounted cash flow	Credit spread (bps)	–	–
			Option pricing model	Index volatility	0%	79%
				Commodity correlation	10%	75%
Total market values from derivative financial instruments	7,340	5,693

[1]Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.

	Dec 31, 2016
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)[1]	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value – held for trading, designated at fair value and available-for-sale:
Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities	294	0	Price based	Price	0%	103%
			Discounted cash flow	Credit spread (bps)	119	2,000
Mortgage- and other asset-backed securities	1,071	0	Price based	Price	0%	110%
			Discounted cash flow	Credit spread (bps)	105	2,000
				Recovery rate	0%	100%
				Constant default rate	0%	18%
				Constant prepayment rate	0%	29%
Total mortgage- and other asset-backed securities	1,365	0
Debt securities and other debt obligations	3,626	1,757	Price based	Price	0%	169%
Held for trading	3,373	52	Discounted cash flow	Credit spread (bps)	26	882
Corporate, sovereign and other debt securities	3,373
Available-for-sale	253
Designated at fair value	0	1,705
Equity securities	937	0	Market approach	Price per net asset value	60%	100%
Held for trading	274	0		Enterprise value/EBITDA (multiple)	1	12
Available-for-sale	633		Discounted cash flow	Weighted average cost capital	8%	22%
Designated at fair value	30
Loans	7,571	0	Price based	Price	0%	180%
Held for trading	4,105	0	Discounted cash flow	Credit spread (bps)	180	4,612
Designated at fair value	980			Constant default rate	0%	24%
Available-for-sale	2,486			Recovery rate	25%	80%
Loan commitments	0	40	Discounted cash flow	Credit spread (bps)	0	481
				Recovery rate	30%	99%
			Loan pricing model	Utilization	0%	100%
Other financial instruments	2,974 [2]	485 [3]	Discounted cash flow	IRR	3%	24%
				Repo rate (bps)	178	214
Total non-derivative financial instruments held at fair value	16,474	2,282

[1]Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.

[2]Other financial assets include € 1.6 billion of other trading assets, € 592 million of other financial assets designated at fair value and € 780 million other financial assets available for sale.

[3]Other financial liabilities include € 444 million of securities sold under repurchase agreements designated at fair value and € 41 million of other financial liabilities designated at fair value.

Dec 31, 2016
Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value:
Market values from derivative financial instruments:
Interest rate derivatives	5,587	3,446	Discounted cash flow	Swap rate (bps)	(0)	2,309
				Inflation swap rate	(1) %	16%
				Constant default rate	0%	15%
				Constant prepayment rate	0%	19%
			Option pricing model	Inflation volatility	0%	5%
				Interest rate volatility	0%	123%
				IR - IR correlation	(12) %	99%
				Hybrid correlation	(50) %	93%
Credit derivatives	829	1,126	Discounted cash flow	Credit spread (bps)	0	8,427
				Recovery rate	0%	100%
			Correlation pricing model	Credit correlation	13%	85%
Equity derivatives	1,142	2,098	Option pricing model	Stock volatility	10%	67%
				Index volatility	10%	44%
				Index - index correlation	73%	88%
				Stock - stock correlation	8%	88%
				Stock Forwards	0%	8%
				Index Forwards	0%	20%
FX derivatives	1,654	1,780	Option pricing model	Volatility	(8) %	39%
Other derivatives	586	(441) [1]	Discounted cash flow	Credit spread (bps)	0	0
			Option pricing model	Index volatility	5%	110%
				Commodity correlation	(21) %	85%
Total market values from derivative financial instruments	9,798	8,008

[1]Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.

Total Gains or Losses recorded in Net Gains (Losses) on Financial Instruments at Fair Value through Profit or Loss [text block table]
in € m.	Dec 31, 2017	Dec 31, 2016
Financial assets held at fair value:
Trading securities	(15)	28
Positive market values from derivative financial instruments	171	1,597
Other trading assets	55	(80)
Financial assets designated at fair value through profit or loss	2	(1)
Financial assets available for sale	123	90
Other financial assets at fair value	33	(6)
Total financial assets held at fair value	368	1,628
Financial liabilities held at fair value:
Trading securities	3	(2)
Negative market values from derivative financial instruments	(740)	(1,001)
Other trading liabilities	0	(0)
Financial liabilities designated at fair value through profit or loss	4	59
Other financial liabilities at fair value	(249)	(139)
Total financial liabilities held at fair value	(981)	(1,082)
Total	(613)	547

in € m.	2017	2016
Balance, beginning of year	916	955
New trades during the period	277	454
Amortization	(282)	(297)
Matured trades	(140)	(158)
Subsequent move to observability	(71)	(39)
Exchange rate changes	(11)	0
Balance, end of year	690	916